Finance Receivables - Schedule of information regarding purchased credit impaired finance receivables (Details) - OneMain Holdings, Inc. [Member] - USD ($)	Dec. 31, 2016		Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount, net of allowance	$ 39,400		$ 109,100
Outstanding balance (b)	55,100	[1]	152,900
Allowance for purchased credit impaired finance receivable losses	37,000,000		12,000,000
OneMain [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount, net of allowance	32,400		65,200
Outstanding balance (b)	44,400	[1]	91,100
Allowance for purchased credit impaired finance receivable losses	2,900		0
Spring Castle Portfolio [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount, net of allowance	0		35,000
Outstanding balance (b)	0	[1]	48,200
Allowance for purchased credit impaired finance receivable losses	0		0
Affiliates of Fortress or AIG [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount, net of allowance	7,000		8,900
Outstanding balance (b)	10,700	[1]	13,600
Allowance for purchased credit impaired finance receivable losses	800		1,200
Purchased credit impaired finance receivables held for sale, carrying amount	5,400		5,900
Purchased credit impaired finance receivables held for sale, outstanding balance	$ 8,300		$ 8,900

[1]	Outstanding balance is defined as UPB of the loans with a net carrying amount.